ENTITY-WIDE DISCLOSURE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	$ 31,363	$ 34,364	[1]	$ 36,263	[1]
Total revenues - services	49,363	45,187	[1]	41,652	[1]
Long-lived assets - sale of products	5,830	5,748	[2]
Long-lived assets - service revenues	5,694	5,399	[2]
Number of customers accounting for more than 10% of total net revenue
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	4,807	6,248	[1]	9,147	[1]
Total revenues - services	834	612	[1]	468	[1]
Long-lived assets - sale of products	5,830	5,748	[2]
Long-lived assets - service revenues			[2]
Unites States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	18,886	18,016	[1]	16,475	[1]
Total revenues - services	31,267	27,639	[1]	25,648	[1]
Long-lived assets - sale of products			[2]
Long-lived assets - service revenues	5,694	5,399	[2]
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	3,642	5,482	[1]	4,604	[1]
Long-lived assets - sale of products			[2]
Netherland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - services	1,734	1,553	[1]	3,303	[1]
Long-lived assets - service revenues			[2]
Rest of Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	2,257	2,292	[1]	1,966	[1]
Total revenues - services	8,786	7,658	[1]	4,624	[1]
Long-lived assets - sale of products			[2]
Long-lived assets - service revenues			[2]
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	1,771	2,326	[1]	4,071	[1]
Total revenues - services	6,742	7,725	[1]	7,609	[1]
Long-lived assets - sale of products			[2]
Long-lived assets - service revenues			[2]

[1]	Excluding discontinued operations for each of the years ended on December 31, 2013 and 2012.
[2]	Excluding held for sale assets at December 31, 2013